ENTITY-WIDE DISCLOSURE (Schedule of Net Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 752	$ 109	$ 1,497	$ 557
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		109	14	557
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	752		1,434
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues			$ 49